PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepayments and Other Current Assets
	As of December 31,
	2015	2016
	RMB	RMB
Value-added tax deductible	443,761,055	286,198,731
Deposit for customer duty, bidding and others	93,536,791	154,023,704
Assets held for sale related to land use right	38,832,489	-
Prepayment for income tax	29,879,013	24,323,033
Receivables related to land use right disposal	20,435,188	23,172,107
Prepaid commission	18,970,826	2,013,070
Prepaid insurance premium	16,851,945	19,237,805
Rental deposit and prepayment	4,297,689	5,897,704
Employee advances	7,285,193	8,584,936
Receivables of option exercised	10,210,003	6,135,783
Derivative assets	7,277,406	-
Prepaid professional service fee	4,057,488	4,095,436
Receivable related to disposal of subsidiaries (note 1)	-	185,380,069
Others	20,053,820	47,581,875
Total	715,448,906	766,644,253